INVENTORIES	12 Months Ended
Dec. 31, 2021
INVENTORIES
INVENTORIES

6.           INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2020	2021
Educational merchandise	5,773	6,130

The Group recorded $199 and $166 write-downs of inventories from the carrying amount to their net realizable values for the years ended December 31, 2020 and 2021, respectively.